UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check only one): [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Woodside Asset Management, Inc.
Address:   3000 Sand Hill Road, 2-160
           Menlo Park, CA  94025

Form 13F File Number:  28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Shannon A. Hilton
Title:  Operations Manager
Phone:  (650) 854-5100

Signature, Place, and Date of Signing:


Shannon A. Hilton, Menlo Park, May 1, 2000

Report Type  (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  49
Form 13F Information Table Value Total:  $163,734

List of Other Included Managers:

None

                     Class           MktVal        Prn Invst Oth Voting
Name of Issuer       Title CUSIP     x$1000 Shares Amt Dscrt Mgr Sole   Shr None
-------------------- ----- --------- ------ ------ --- ----- --- ------ --- ----
3Com Corp.           COM   885535104   2724  48975 SH  SOLE      48975  0   0
Advent Software      COM   007974108    235   5112 SH  SOLE      5112   0   0
American Intl Group  COM   026874107   3797  34680 SH  SOLE      34680  0   0
Amgen, Inc.          COM   031162100   4743  77275 SH  SOLE      77275  0   0
AvalonBay Commun.    COM   053484101   4048 110525 SH  SOLE      110525 0   0
Barrick Gold Corp.   COM   067901108   2224 141749 SH  SOLE      141749 0   0
Biogen, Inc.         COM   090597105   4324  61878 SH  SOLE      61878  0   0
Black Box Corp.      COM   091826107   4178  60350 SH  SOLE      60350  0   0
Bristol Myers Squibb COM   110122108   3558  61339 SH  SOLE      61339  0   0
Broadvision Inc.     COM   111412102    444   9900 SH  SOLE      9900   0   0
Calpine Corp.        COM   131347106   4742  50450 SH  SOLE      50450  0   0
Cisco Systems        COM   17275R102   7881 101932 SH  SOLE      101932 0   0
Citrix Systems       COM   177376100    406   6132 SH  SOLE      6132   0   0
Cornerstone Prop.    COM   21922h103   4205 241150 SH  SOLE      241150 0   0
Costco Wholesale Crp COM   22160q102   5304 100900 SH  SOLE      100900 0   0
Quantum DLT & Storge COM   747906204    816  68342 SH  SOLE      68342  0   0
EMC Corp. Mass.      COM   268648102    328   2600 SH  SOLE      2600   0   0
Equity Residential   COM   29476L107   3673  91408 SH  SOLE      91408  0   0
ExxonMobil Corp.     COM   30231G102    220   2820 SH  SOLE      2820   0   0
GAP, Inc.            COM   364760108   3995  80200 SH  SOLE      80200  0   0
General Electric     COM   369604103   4044  25987 SH  SOLE      25987  0   0
Global Crossing, Ltd COM   G3921A100   4227 103250 SH  SOLE      103250 0   0
Quantum Hard DiskDrv COM   747906303    384  34170 SH  SOLE      34170  0   0
Hewlett Packard      COM   428236103   6451  48663 SH  SOLE      48663  0   0
Imperial Bancorp     COM   452556103   5240 169032 SH  SOLE      169032 0   0
Intel Corporation    COM   458140100   5548  42050 SH  SOLE      42050  0   0
IBM                  COM   459200101    296   2500 SH  SOLE      2500   0   0
Internet Capital Grp COM   46059C106   2957  32745 SH  SOLE      32745  0   0
JDS Uniphase Corp.   COM   46612j101   4379  36320 SH  SOLE      36320  0   0
Johnson & Johnson    COM   478160104    264   3758 SH  SOLE      3758   0   0
LSI Logic Corp.      COM   502161102    291   4000 SH  SOLE      4000   0   0
Ligand Pharmaceuticl COM   53220K207   3166 178350 SH  SOLE      178350 0   0
Linear Technology    COM   535678106    253   4600 SH  SOLE      4600   0   0
MCI Worldcom Inc.    COM   55268b106   3509  77432 SH  SOLE      77432  0   0
MICROS Systems, Inc. COM   594901100   3316  52680 SH  SOLE      52680  0   0
Microsoft            COM   594918104   4924  46340 SH  SOLE      46340  0   0
MorganStanleyDeanWtr COM   617446448   3792  45750 SH  SOLE      45750  0   0
Mpath Interactive    COM   62473C101   4438 175758 SH  SOLE      175758 0   0
Nokia Corp. ADR      COM   654902204    311   1400 SH  SOLE      1400   0   0
Nortel Networks Corp COM   656569100    373   2964 SH  SOLE      2964   0   0
Oracle Corporation   COM   68389x105  10449 133855 SH  SOLE      133855 0   0
Qualcomm Inc.        COM   747525103  11082  74219 SH  SOLE      74219  0   0
Royal Dutch Petrol.  COM   780257804   3610  62437 SH  SOLE      62437  0   0
Sandisk              COM   80004C101    757   6180 SH  SOLE      6180   0   0
SpectraLink Corp.    COM   847580107    482  26786 SH  SOLE      26786  0   0
Spieker Properties   COM   848497103   9200 206750 SH  SOLE      206750 0   0
Sun Microsystems     COM   866810104    778   8300 SH  SOLE      8300   0   0
Vornado Realty Trust COM   929042109   3811 113750 SH  SOLE      113750 0   0
Wal-Mart             COM   931142103   3557  62950 SH  SOLE      62950  0   0
